Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Diluted net loss	397,203,840	195,263,840	18,422,700	11,923,400	2,673,400
Warrants outstanding	377,947,640	176,947,640
Unlisted options outstanding	19,256,200	18,316,200	18,422,700	11,923,400